Impairment Charges and Reversals (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Summary of Impairment Losses and Estimated Recoverable Amounts
The following table summarizes impairment reversals recorded in 2021 and estimated recoverable amounts as at December 31, 2021, by CGU:

Cash-Generating Unit	Reversal of Impairment	Recoverable Amount
Clearwater	145	427
Elmworth-Wapiti	115	747
Kaybob-Edson	118	837

Cash-Generating Unit	Impairment	Recoverable Amount
Clearwater	260	160
Elmworth-Wapiti	120	259
Kaybob-Edson	175	384

Summary of Crude Oil, NGLs and Natural Gas Prices
Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2021, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2022	2023	2024	2025	2026	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	72.83	68.78	66.76	68.09	69.45	2.00%
Western Canadian Select (C$/barrel)	74.43	69.17	66.54	67.87	69.23	2.00%
Edmonton C5+ (C$/barrel)	91.85	85.53	82.98	84.63	86.33	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	3.56	3.20	3.05	3.10	3.17	2.00%
(1)      Assumes gas heating value of one million British thermal units per thousand cubic feet ("Mcf").
Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2020, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

2021		2022	2023	2024	2025	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	47.17	50.17	53.17	54.97	56.07	2.00%
Western Canadian Select (C$/barrel)	44.63	48.18	52.10	54.10	55.19	2.00%
Edmonton C5+ (C$/barrel)	59.24	63.19	67.34	69.77	71.18	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	2.88	2.80	2.71	2.75	2.80	2.00%
(1) Assumes gas heating value of one million British thermal units per Mcf.
Summary of Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amount used in the impairment testing completed as at December 31, 2021, for the following CGUs:

	Increase (Decrease) to Recoverable Amount (1)
Cash-Generating Unit	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Clearwater	(13)	13	55	(54)
Elmworth-Wapiti	(27)	28	84	(81)
Kaybob-Edson	(26)	26	98	(97)
(1)     The Company reversed the full amount of impairment losses at December 31, 2021. The changes to the recoverable amount noted in the sensitivities above would not have resulted in a change in the amount of the impairment reversal.
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amount used in the impairment testing completed as at December 31, 2020 for the following CGUs:

	Increase (Decrease) to Recoverable Amount
	One Percent Increase in Discount Rate	One Percent Decrease in Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Clearwater	(5)	6	52	(97)
Elmworth-Wapiti	(7)	8	54	(96)
Kaybob-Edson	(13)	14	54	(106)
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amounts used in the impairment testing completed as at December 31, 2021, for the following CGUs:

	Increase (Decrease) to Recoverable Amount
	One Percent Increase in Discount Rate	One Percent Decrease in Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Borger, Wood River and Lima CGUs	(190)	214	749	(754)
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amount used in the impairment testing completed as at September 30, 2020 for the following CGU:

	Increase (Decrease) to Recoverable Amount
	One Percent Increase in Discount Rate	One Percent Decrease in Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Borger	(71)	81	263	(264)

Summary of Crude Oil and Forward Crack Spreads
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at December 31, 2021, the forward prices used to determine future cash flows were:

	2022 to 2023		2024 to 2026
	Low	High	Low	High
West Texas Intermediate (US$/barrel)	68.78	72.83	66.76	69.45
Differential WTI-WTS (US$/barrel)	—	0.01	(0.06)	(0.06)
Differential WTI-WCS (US$/barrel)	13.54	13.67	13.75	14.30
Chicago 3-2-1 Crack Spreads (WTI) (US$/barrel)	14.87	18.44	14.68	16.81
Group 3 3-2-1 Crack Spreads (WTI) (US$/barrel)	15.33	18.97	14.82	16.98
Crude Oil and Forward Crack Spreads
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at September 30, 2020, the forward prices used to determine future cash flows were:

	2021 to 2022		2023 to 2025
	Low	High	Low	High
West Texas Intermediate (US$/barrel)	36.36	50.84	49.66	58.74
Differential WTI-WTS (US$/barrel)	0.37	1.73	1.21	1.81
Group 3 3-2-1 Crack Spreads (WTI) (US$/barrel)	11.56	13.23	11.79	16.58